INVENTORIES (Tables)	12 Months Ended
Oct. 26, 2014
INVENTORIES
Principal components of inventories

(in thousands)	October 26, 2014	October 27, 2013
Finished products	$ 604,946	$ 544,858
Raw materials and work-in-process	274,105	248,411
Materials and supplies	175,501	174,708
Total	$ 1,054,552	$ 967,977